Schedule of Derivative Liability (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value change			$ 9,885			$ (53,257)	$ (53,257)	$ 148,751
Balance at December 31, 2024				$ 951,868		951,868	857,723	(887,946)
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability Balance		$ 606,787		$ 1,505,398		1,505,398	1,505,398	710,599
Fair value at issuance						407,494		55,604
Fair value adjustment on date of amendment, net								887,946
Fair value change						53,257		(148,751)
Balance at December 31, 2024						(1,359,362)
Repayment of derivative liability						(606,787)
Derivative liability Balance			$ 606,787			$ 606,787		$ 1,505,398